702 King Farm Blvd., Suite 200
Rockville, Maryland 20850

RYDEX SERIES FUNDS
RYDEX DYNAMIC FUNDS
RYDEX VARIABLE TRUST

Supplement dated March 7, 2018 to the currently effective Statutory Prospectuses (collectively, the “Prospectuses”) of Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust (collectively, the “Trusts”).

This supplement provides new and additional information beyond that contained in the Trusts’ Prospectuses and should be read in conjunction with the Trusts’ Prospectuses.

Effective immediately, the principal business address of each Trust is 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850 and all references to the Trusts’ previous address at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 are deleted in their entirety.

The principal business address of Security Investors, LLC (the “Advisor”), the investment adviser of each series of the Trusts, also is now 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850 and, therefore, all references to the Advisor’s previous address at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 are deleted in their entirety.

Please retain this supplement for future reference.

RDX-COMBO-SUP-04-0318

702 King Farm Blvd., Suite 200
Rockville, Maryland 20850

RYDEX SERIES FUNDS
(the “Trust”)

Commodities Strategy Fund
Managed Futures Strategy Fund
Multi-Hedge Strategies Fund
(collectively, the “Funds”)

Supplement dated March 7, 2018 to the currently effective Statement of Additional Information dated May 1, 2017, as revised from time to time (the “SAI”), for the Funds listed above.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

I.    Change of Address

Effective immediately, the principal business address of the Trust is 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850 and all references to the Trust’s previous address at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 are deleted in their entirety.

The principal business address of Security Investors, LLC (the “Advisor”), the investment adviser of each series of the Trust, also is now 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850 and, therefore, all references to the Advisor’s previous address at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 are deleted in their entirety.

II.    Changes Regarding Management of the Trust

Effective immediately, in the “Management of the Trust” section of the SAI, the information under the sub-headings “Board Responsibilities,” “Members of the Board and Officers of the Trust,” “Board Standing Committees,” “Individual Trustee Qualifications,” “Fund Shares Owned by Board Members,” “Board Compensation” and “Code of Ethics” is deleted in its entirety and replaced as follows.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and federal securities laws, including the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and MUFG Investor Services (US), LLC (formerly, Rydex Fund Services, LLC) (the “Servicer”). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Compliance and Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Compliance and Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the fund’s Chief Compliance Officer and the fund’s independent accountants. The Board, the Compliance and Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any. The Funds’ Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues as well as Fund and Advisor risk assessments. At least annually, the Funds’ Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Compliance and Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks. The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund’s investment management and business affairs are carried out by or through the Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below is the name, year of birth, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850.

The Chairman of the Board, Werner E. Keller, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the nine member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Trustees

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Interested Trustees
Amy J. Lee* (1961)	Trustee from March 2018 to present.	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2017- present); Chief Legal Officer, certain other funds in the Fund Complex (2013-present); and Senior Managing Director, Guggenheim Investments (2012-present). Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	225	None
Independent Trustees
Angela Brock-Kyle (1959)	Trustee from August 2016 to present; Member of the Audit Committee from August 2016 to present; Chair (since November 2017) and Member of the Compliance and Risk Oversight Committee from November 2016 to present; and Member of the Governance and Nominating Committee from November 2017 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance and Nominating Committee from November 2017 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chair and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (2) (2009-present).
John O. Demaret (1940)	Trustee from 1997 to present (Vice Chair of the Board from 2014 to November 2017 and Chair of the Board from 2006 to 2014); Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present (Chair from 2014 to November 2017).	Retired.	133	None.
Werner E. Keller (1940)	Chair of the Board from 2014 to present (Vice Chair of the Board from 2010 to 2014); Trustee from 2005 to present; and Member of the Audit Committee from 2005 to present.	Current: Founder and President, Keller Partners, Inc. (investment research firm) (2005-present).	133	None.

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Thomas F. Lydon (1960)	Trustee from 2005 to present; Member of the Audit Committee from 2005 to present; Chair and Member of the Governance and Nominating Committee from November 2017 to present; and Member of the Investment and Performance Committee from January 2018 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	Board of Directors of US Global Investors (GROW) (April 1995-present) and Board of Trustees Harvest Volatility Edge Trust (3) (December 2017 - present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Member of the Governance and Nominating Committee from November 2017 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem (1958)	Trustee from August 2016 to present; Member of the Audit Committee from August 2016 to present; Member of the Governance and Nominating Committee from November 2017 to present; and Chair (since November 2017) and Member of the Investment and Performance Committee from November 2016 to present.	Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

*	Ms. Lee is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of her affiliation with the Advisor’s parent company.

**
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this SAI.

***	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Amy J. Lee (1961)	President (November 2017-present).
Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2017–present); Chief Legal Officer, certain other funds in the Fund Complex (2013-present); and Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Michael P. Byrum (1970)	Vice President (2000-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Senior Managing Director, Guggenheim Investments (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); and Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC (now, MUFG Investor Services (US), LLC); Director (2008- 2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Mark E. Mathiasen (1978)	Secretary (November 2017-present).	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2014-present); and Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-January 2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004- 2014); and Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present).
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); and CFO and Treasurer, Van Kampen Funds (1996-2004).

James Howley (1972)	Assistant Treasurer (2016-present).
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present).
Current: Managing Director, Guggenheim Investments (2010-present); Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); and Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Investments (2010-2015); and Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present).
Current: Vice President, Guggenheim Investments (2009-present) and Assistant Treasurer, certain other funds in the Fund complex (2016-present).

Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present).
Current: Vice President, Guggenheim Investments (2015-present) and Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); and Fund Administration Manager, State Street (2009-2011).

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kimberly Scott (1974)	Assistant Treasurer (2016-present).
Current: Director, Guggenheim Investments (2012-present) and Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration of Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); and Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Jon Szafran (1989)	Assistant Treasurer (November 2017-present).
Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (November 2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014 - January 2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and (viii) other audit related matters. Mses. Brock-Kyle and Sponem and Messrs. Dalton (Chair), Colehour, Demaret, Keller, Lydon and McCarville serve as members of the Audit Committee. The Audit Committee met four (4) times during the fiscal year ended December 31, 2016.

Compliance and Risk Oversight Committee. The Board has a standing Compliance and Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Compliance and Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee compliance and risk management activities applicable to the Funds. With respect to compliance, the Committee oversees the activities of the Chief Compliance Officer of the Funds and the policies and procedures of the Funds designed to assure compliance with the 1940 Act and the rules and regulations of the SEC thereunder and other applicable laws and regulations. With respect to risk, the Committee oversees the risk management activities applicable to the Funds, policies and procedures designed to deal with systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Prior to June 4, 2014, the Compliance and Risk Oversight Committee operated as the Risk Oversight Committee and was responsible only for risk oversight. The Committee charter was amended on June 4, 2014 to add the compliance oversight function as a responsibility of the Committee. Ms. Brock-Kyle (Chair) and Messrs. Dalton and Demaret serve as members of the Compliance and Risk Oversight Committee. The Compliance and Risk Oversight Committee met four (4) times during the fiscal year ended December 31, 2016.

Governance and Nominating Committee. The Board has a standing Governance and Nominating Committee that operates under a written charter approved by the Board. The role of the Governance and Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board and to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Mses. Brock-Kyle and Sponem and Messrs. Lydon (Chair), Colehour and McCarville serve as members of the Governance and Nominating Committee.

On November 16, 2017, the Board’s existing Governance Committee and Nominating Committee were combined into a single standing Governance and Nominating Committee. Prior to November 16, 2017, the Board’s Governance Committee and Nominating Committee were separate standing committees of the Board. In addition, prior to August 27, 2008, the Nominating Committee and Governance Committee operated as a single standing Governance and Nominating Committee. For the fiscal year ended December 31, 2016, the Governance Committee met five (5) times and the Nominating Committee met eight (8) times.

Investment and Performance Committee. The Board has a standing Investment and Performance Committee that operates under a written charter approved by the Board. The responsibilities of the Investment and Performance Committee include, among others the: (i) review of the investment performance of the Funds; (ii) review of the Funds’ use of derivatives and other complex financial instruments, including valuation issues and any other matters related to derivatives; (iii) review of any proposed material changes to the Funds’ derivatives policies; and (iv) review any changes to the Funds’ sub-adviser(s) proposed by the Adviser, including hiring of new sub-advisers and termination of sub-advisers. Ms. Sponem (Chair) and Messrs. Colehour and Lydon serve as members of the Investment and Performance Committee. The Investment and Performance Committee met four (4) times during the fiscal year ended December 31, 2016.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Board has concluded that Angela Brock-Kyle should serve as Trustee because of her significant experience working in the financial services industry for over twenty-five years. In addition to her service as Trustee, Ms. Brock-Kyle has served as a member of the Audit Committee since August 2016, as Chair (since November 2017) and member of the Compliance and Risk Oversight Committee since November 2016 and as a member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Ms. Brock-Kyle served as a member of the standalone Governance Committee from November 2016 to November 2017. Through her prior positions, including with TIAA, Ms. Brock-Kyle has gained experience in multiple facets of the financial operations services industry, including institutional investment and portfolio management, enterprise-wide risk management, and liaising with various financial services regulators. Ms. Brock-Kyle also has extensive experience serving on the boards of both public and non-profit companies, including service as Audit Committee chair and as a member of Nominating and Governance Committees. Ms. Brock-Kyle’s extensive experience in the financial services industry, knowledge of the asset management industry, and experience serving on other boards complements the experience of the existing Trustees and qualifies her to serve as Trustee of the Funds.

The Board has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1993 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Colehour has served as a member of the Audit Committee since 1994, as a member of the Investment and Performance Committee since 2014 and as a member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. Colehour served as a member of the standalone Governance Committee from 2014 to November 2017. In addition to his experience as a Trustee of, and his extensive institutional knowledge of, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Board has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1995 and his extensive knowledge of the banking and financial services industry. In addition to his service as Trustee, Mr. Dalton has served as Chair and member of the Audit Committee since 1997 and as a member of the Compliance and Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Board has concluded that John O. Demaret should serve as Trustee of the Board because of the experience he has gained as a Trustee of the Trust since 1997 and his experience as Vice Chair of the Board from 2014 to November 2017 and Chair of the Board from 2006 to 2014. In addition to his service as Trustee, Mr. Demaret has served as a member of the Audit Committee since 1997 and Compliance and Risk Oversight Committee since 2010. He served as Chair of the Compliance and Risk Oversight Committee from 2014 to November 2017 and as Chair (from 2014 to November 2017) and Member of the Investment and Performance Committee from 2014 to January 2018. In addition, prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. Demaret served as a member of the standalone Nominating Committee from 2014 to November 2017. As former Vice Chair and Chair of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chair of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Board has concluded that Werner E. Keller, CFA should serve as Trustee and Chair of the Board because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Keller has served as a member of the Audit Committee since 2005. Mr. Keller also serves as the Financial Expert of the Audit Committee. He previously served as a member of the Investment and Performance Committee from 2014 to January 2018, the Compliance and Risk Oversight Committee from 2015 to January 2018, the Nominating Committee from 2015 to November 2017 and from 2007 to 2014, and the Governance Committee from 2015 to November 2017 and from 2007 to 2014. In addition, Mr. Keller served as the Chair of the Compliance and Risk Oversight Committee from 2010 to 2014 and as Vice Chair of the Board from 2010 to 2014, when he assumed his role as Chair of the Board. As current Chair and former Vice Chair of the Board, Mr. Keller has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Board has concluded that Amy J. Lee should serve as Trustee because of her experience working in the mutual fund business and financial services and asset management industries, as well as her prior experience serving as Vice President (2009-2017) and Secretary (2012-2017) of the Trust. Ms. Lee is currently Senior Vice President and Secretary of the Advisor and a Senior Managing Director of Guggenheim Investments. Ms. Lee also serves as an interested trustee and Chief Legal Officer for certain other funds in the Fund Complex. Prior to joining Guggenheim Investments in 2012, she served as Associate General Counsel, Vice President and Assistant Secretary of Security Benefit Corporation from 2004 to 2012. Ms. Lee was responsible for legal services provided to Security Benefit Corporation’s asset management line of business, including legal services provided to its investment adviser and broker-dealer affiliates. Based on her prior work experience and her experience serving as an officer of the Trust, Ms. Lee has extensive knowledge of the mutual fund business and financial services and asset management industries. Licenses: FINRA Series 7 and 24.

The Board has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. In addition to his service as Trustee, Mr. Lydon has served as a member of the Audit Committee since 2005, the Investment and Performance Committee since January 2018 and as Chair and member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. Lydon served as a member of the standalone Nominating Committee from 2005 to November 2017 and as Chair (from November 2016 to November 2017) and member of the standalone Governance Committee from 2007 to November 2017. In addition to his experience as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995 and the Board of Trustees of Harvest Volatility Edge Trust since December 2017, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Board has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1997. In addition to his service as Trustee, Mr. McCarville has served as a member of the Audit Committee since 1997 and as a member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. McCarville served as Chair and member of the standalone Nominating Committee from 2004 to November 2017 and as Chair and member of the standalone Governance Committee from 2007 to November 2016. He also served as a member of the Compliance and Risk Oversight Committee from 2014 to January 2018. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Board has concluded that Sandra Sponem should serve as Trustee because of the experience she has gained working in various leadership positions in the accounting and finance profession for thirty six years and the financial services industry for sixteen years. In addition to her service as Trustee, Ms. Sponem has served as a member of the Audit Committee and Investment and Performance Committee since August 2016 and as a member of the Governance and Nominating Committee since November 2017. In addition, Ms. Sponem has served as Chair of the Investment and Performance Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Ms. Sponem served as a member of the standalone Nominating Committee from November 2016 to November 2017. Ms. Sponem gained significant knowledge of the institutional and retail brokerage, securities trading, investment research, investment banking and asset management industries during her tenure as the Chief Financial Officer of Piper Jaffray Companies, Inc. and its predecessor, U.S. Bancorp Piper Jaffray, Inc. Ms. Sponem also previously held several securities licenses and is a certified public accountant. Ms. Sponem’s extensive knowledge of accounting and finance and the financial services industry complements the other Trustees’ experience and qualifies her to serve as Trustee of the Funds.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee[1,2]
Interested Trustee
Amy J. Lee	Commodities Strategy Fund	None	None
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
Independent Trustees
Angela Brock-Kyle	Commodities Strategy Fund	None	None
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
Corey A. Colehour	Commodities Strategy Fund	None	Over $100,000
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
J. Kenneth Dalton	Commodities Strategy Fund	None	$50,001 - $100,000
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
John O. Demaret	Commodities Strategy Fund	None	None
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
Thomas F. Lydon, Jr.	Commodities Strategy Fund	None	None
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
Werner E. Keller	Commodities Strategy Fund	None	Over $100,000
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
Patrick T. McCarville	Commodities Strategy Fund	None	Over $100,000
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None
Sandra G. Sponem	Commodities Strategy Fund	None	None
	Managed Futures Strategy Fund	None
	Multi-Hedge Strategies Fund	None

1    With the exception of Ms. Lee, information for each Trustee is provided as of December 31, 2016. Information for Ms. Lee is provided as of March 1, 2018.
2    Includes shares held in the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2016:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex[1]
Interested Trustees
Donald C. Cacciapaglia[2]	$0	$0	$0	$0
Amy J. Lee[3]	N/A	N/A	N/A	N/A
Independent Trustees
Angela Brock-Kyle[4]	$23,800	$0	$0	$105,000
Corey A. Colehour	$57,000	$0	$0	$240,000
J. Kenneth Dalton	$61,800	$0	$0	$260,000
John O. Demaret	$66,400	$0	$0	$280,000
Werner E. Keller	$71,400	$0	$0	$300,000
Thomas F. Lydon, Jr.	$57,000	$0	$0	$240,000
Patrick T. McCarville	$61,800	$0	$0	$260,000
Sandra G. Sponem[4]	$23,800	$0	$0	$105,000

[1]	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

[2]	Mr. Cacciapaglia no longer serves as a Trustee of the Trust effective December 20, 2017.

[3]	Ms. Lee commenced serving as a Trustee of the Trust effective March 1, 2018.

[4]	Mses. Brock-Kyle and Ms. Sponem commenced serving as Trustees of the Trust effective August 18, 2016.

Code of Ethics
The Trust has adopted a Combined Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor and the Distributor, as well as certain other affiliated entities, also are covered by the Combined Code of Ethics adopted by the Trust. The Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees (“access persons”) of the Trust, Advisor and Distributor, as applicable. Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

Please retain this supplement for future reference.

RDX-SAI-SUP1-0318x0518

702 King Farm Blvd., Suite 200
Rockville, Maryland 20850

RYDEX SERIES FUNDS
(the “Trust”)

Rydex Domestic Equity – Broad Market Funds
Rydex Domestic Equity – Pure Style Funds
Rydex Sector Funds
Rydex International Equity Funds
Rydex Specialty Funds
Rydex Fixed Income Funds
Guggenheim Alternative Funds
Rydex Money Market Fund
(collectively, the “Funds”)

Supplement dated March 7, 2018 to the currently effective Statement of Additional Information dated August 1, 2017, as revised from time to time (the “SAI”), for the Funds listed above.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

I.    Change of Address

Effective immediately, the principal business address of the Trust is 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850 and all references to the Trust’s previous address at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 are deleted in their entirety.

The principal business address of Security Investors, LLC (the “Advisor”), the investment adviser of each series of the Trust, also is now 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850 and, therefore, all references to the Advisor’s previous address at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850 are deleted in their entirety.

II.    Changes Regarding Management of the Trust

Effective immediately, in the “Management of the Trust” section of the SAI, the information under the sub-headings “Board Responsibilities,” “Members of the Board and Officers of the Trust,” “Board Standing Committees,” “Individual Trustee Qualifications,” “Fund Shares Owned by Board Members,” “Board Compensation” and “Code of Ethics” is deleted in its entirety and replaced as follows.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and federal securities laws, including the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and MUFG Investor Services (US), LLC (formerly, Rydex Fund Services, LLC) (the “Servicer”). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Compliance and Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services,

1

investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Compliance and Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the fund’s Chief Compliance Officer and the fund’s independent accountants. The Board, the Compliance and Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any. The Funds’ Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues as well as Fund and Advisor risk assessments. At least annually, the Funds’ Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Compliance and Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks. The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the

2

Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund’s investment management and business affairs are carried out by or through the Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below is the name, year of birth, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850.

The Chairman of the Board, Werner E. Keller, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the nine member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

3

Trustees

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Interested Trustees
Amy J. Lee* (1961)	Trustee from March 2018 to present.	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2017- present); Chief Legal Officer, certain other funds in the Fund Complex (2013-present); and Senior Managing Director, Guggenheim Investments (2012-present). Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	225	None
Independent Trustees
Angela Brock-Kyle (1959)	Trustee from August 2016 to present; Member of the Audit Committee from August 2016 to present; Chair (since November 2017) and Member of the Compliance and Risk Oversight Committee from November 2016 to present; and Member of the Governance and Nominating Committee from November 2017 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).

4

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance and Nominating Committee from November 2017 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chair and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Trustee of Epiphany Funds (2) (2009-present).
John O. Demaret (1940)	Trustee from 1997 to present (Vice Chair of the Board from 2014 to November 2017 and Chair of the Board from 2006 to 2014); Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present (Chair from 2014 to November 2017).	Retired.	133	None.
Werner E. Keller (1940)	Chair of the Board from 2014 to present (Vice Chair of the Board from 2010 to 2014); Trustee from 2005 to present; and Member of the Audit Committee from 2005 to present.	Current: Founder and President, Keller Partners, Inc. (investment research firm) (2005-present).	133	None.

5

Name, Address and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee***
Thomas F. Lydon (1960)	Trustee from 2005 to present; Member of the Audit Committee from 2005 to present; Chair and Member of the Governance and Nominating Committee from November 2017 to present; and Member of the Investment and Performance Committee from January 2018 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	Board of Directors of US Global Investors (GROW) (April 1995-present) and Board of Trustees Harvest Volatility Edge Trust (3) (December 2017 - present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Member of the Governance and Nominating Committee from November 2017 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem (1958)	Trustee from August 2016 to present; Member of the Audit Committee from August 2016 to present; Member of the Governance and Nominating Committee from November 2017 to present; and Chair (since November 2017) and Member of the Investment and Performance Committee from November 2016 to present.	Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

*	Ms. Lee is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of her affiliation with the Advisor’s parent company.

**
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this SAI.

***	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.

6

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Amy J. Lee (1961)	President (November 2017-present).
Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2017–present); Chief Legal Officer, certain other funds in the Fund Complex (2013-present); and Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Michael P. Byrum (1970)	Vice President (2000-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Senior Managing Director, Guggenheim Investments (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); and Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC (now, MUFG Investor Services (US), LLC); Director (2008- 2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Mark E. Mathiasen (1978)	Secretary (November 2017-present).	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Managing Director, Guggenheim Investments (2014-present); and Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-January 2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004- 2014); and Senior Manager, Guggenheim Distributors, LLC (2004-2014).

7

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present).
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); and CFO and Treasurer, Van Kampen Funds (1996-2004).

James Howley (1972)	Assistant Treasurer (2016-present).
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present).
Current: Managing Director, Guggenheim Investments (2010-present); Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); and Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Investments (2010-2015); and Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present).
Current: Vice President, Guggenheim Investments (2009-present) and Assistant Treasurer, certain other funds in the Fund complex (2016-present).

Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present).
Current: Vice President, Guggenheim Investments (2015-present) and Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); and Fund Administration Manager, State Street (2009-2011).

8

Name, Address and Year of Birth of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kimberly Scott (1974)	Assistant Treasurer (2016-present).
Current: Director, Guggenheim Investments (2012-present) and Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration of Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); and Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Jon Szafran (1989)	Assistant Treasurer (November 2017-present).
Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (November 2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014 - January 2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and (viii) other audit related matters. Mses. Brock-Kyle and Sponem and Messrs. Dalton (Chair), Colehour, Demaret, Keller, Lydon and McCarville serve as members of the Audit Committee. The Audit Committee met four (4) times during the fiscal year ended March 31, 2017.

Compliance and Risk Oversight Committee. The Board has a standing Compliance and Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Compliance and Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee compliance and risk management activities applicable to the Funds. With respect to compliance, the Committee oversees the activities of the Chief Compliance Officer of the Funds and the policies

9

and procedures of the Funds designed to assure compliance with the 1940 Act and the rules and regulations of the SEC thereunder and other applicable laws and regulations. With respect to risk, the Committee oversees the risk management activities applicable to the Funds, policies and procedures designed to deal with systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Prior to June 4, 2014, the Compliance and Risk Oversight Committee operated as the Risk Oversight Committee and was responsible only for risk oversight. The Committee charter was amended on June 4, 2014 to add the compliance oversight function as a responsibility of the Committee. Ms. Brock-Kyle (Chair) and Messrs. Dalton and Demaret serve as members of the Compliance and Risk Oversight Committee. The Compliance and Risk Oversight Committee met three (3) times during the fiscal year ended March 31, 2017.

Governance and Nominating Committee. The Board has a standing Governance and Nominating Committee that operates under a written charter approved by the Board. The role of the Governance and Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board and to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. The Governance and Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Mses. Brock-Kyle and Sponem and Messrs. Lydon (Chair), Colehour and McCarville serve as members of the Governance and Nominating Committee.

On November 16, 2017, the Board’s existing Governance Committee and Nominating Committee were combined into a single standing Governance and Nominating Committee. Prior to November 16, 2017, the Board’s Governance Committee and Nominating Committee were separate standing committees of the Board. In addition, prior to August 27, 2008, the Nominating Committee and Governance Committee operated as a single standing Governance and Nominating Committee. For the fiscal year ended March 31, 2017, the Governance Committee met seven (7) times and the Nominating Committee met five (5) times.

Investment and Performance Committee. The Board has a standing Investment and Performance Committee that operates under a written charter approved by the Board. The responsibilities of the Investment and Performance Committee include, among others the: (i) review of the investment performance of the Funds; (ii) review of the Funds’ use of derivatives and other complex financial instruments, including valuation issues and any other matters related to derivatives; (iii) review of any proposed material changes to the Funds’ derivatives policies; and (iv) review any changes to the Funds’ sub-adviser(s) proposed by the Adviser, including hiring of new sub-advisers and termination of sub-advisers. Ms. Sponem (Chair) and Messrs. Colehour and Lydon serve as members of the Investment and Performance Committee. The Investment and Performance Committee met four (4) times during the fiscal year ended March 31, 2017.

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their

10

business judgment in a manner that serves the best interests of the Funds’ shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Board has concluded that Angela Brock-Kyle should serve as Trustee because of her significant experience working in the financial services industry for over twenty-five years. In addition to her service as Trustee, Ms. Brock-Kyle has served as a member of the Audit Committee since August 2016, as Chair (since November 2017) and member of the Compliance and Risk Oversight Committee since November 2016 and as a member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Ms. Brock-Kyle served as a member of the standalone Governance Committee from November 2016 to November 2017. Through her prior positions, including with TIAA, Ms. Brock-Kyle has gained experience in multiple facets of the financial operations services industry, including institutional investment and portfolio management, enterprise-wide risk management, and liaising with various financial services regulators. Ms. Brock-Kyle also has extensive experience serving on the boards of both public and non-profit companies, including service as Audit Committee chair and as a member of Nominating and Governance Committees. Ms. Brock-Kyle’s extensive experience in the financial services industry, knowledge of the asset management industry, and experience serving on other boards complements the experience of the existing Trustees and qualifies her to serve as Trustee of the Funds.

The Board has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1993 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Colehour has served as a member of the Audit Committee since 1994, as a member of the Investment and Performance Committee since 2014 and as a member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. Colehour served as a member of the standalone Governance Committee from 2014 to November 2017. In addition to his experience as a Trustee of, and his extensive institutional knowledge of, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Board has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1995 and his extensive knowledge of the banking and financial services industry. In addition to his service as Trustee, Mr. Dalton has served as Chair and member of the Audit Committee since 1997 and as a member of the Compliance and Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Board has concluded that John O. Demaret should serve as Trustee of the Board because of the experience he has gained as a Trustee of the Trust since 1997 and his experience as Vice Chair of the Board from 2014 to November 2017 and Chair of the Board from 2006 to 2014. In addition to his service as Trustee, Mr. Demaret has served as a member of the Audit Committee since 1997 and Compliance and Risk Oversight Committee since 2010. He served as Chair of the Compliance and Risk Oversight Committee from 2014 to November 2017 and as Chair (from 2014 to November 2017) and Member of the Investment and Performance Committee from 2014 to January 2018. In addition, prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. Demaret served as a member of the standalone Nominating Committee from 2014 to November 2017. As former Vice Chair and Chair of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chair of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

11

The Board has concluded that Werner E. Keller, CFA should serve as Trustee and Chair of the Board because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. In addition to his service as Trustee, Mr. Keller has served as a member of the Audit Committee since 2005. Mr. Keller also serves as the Financial Expert of the Audit Committee. He previously served as a member of the Investment and Performance Committee from 2014 to January 2018, the Compliance and Risk Oversight Committee from 2015 to January 2018, the Nominating Committee from 2015 to November 2017 and from 2007 to 2014, and the Governance Committee from 2015 to November 2017 and from 2007 to 2014. In addition, Mr. Keller served as the Chair of the Compliance and Risk Oversight Committee from 2010 to 2014 and as Vice Chair of the Board from 2010 to 2014, when he assumed his role as Chair of the Board. As current Chair and former Vice Chair of the Board, Mr. Keller has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Board has concluded that Amy J. Lee should serve as Trustee because of her experience working in the mutual fund business and financial services and asset management industries, as well as her prior experience serving as Vice President (2009-2017) and Secretary (2012-2017) of the Trust. Ms. Lee is currently Senior Vice President and Secretary of the Advisor and a Senior Managing Director of Guggenheim Investments. Ms. Lee also serves as an interested trustee and Chief Legal Officer for certain other funds in the Fund Complex. Prior to joining Guggenheim Investments in 2012, she served as Associate General Counsel, Vice President and Assistant Secretary of Security Benefit Corporation from 2004 to 2012. Ms. Lee was responsible for legal services provided to Security Benefit Corporation’s asset management line of business, including legal services provided to its investment adviser and broker-dealer affiliates. Based on her prior work experience and her experience serving as an officer of the Trust, Ms. Lee has extensive knowledge of the mutual fund business and financial services and asset management industries. Licenses: FINRA Series 7 and 24.

The Board has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. In addition to his service as Trustee, Mr. Lydon has served as a member of the Audit Committee since 2005, the Investment and Performance Committee since January 2018 and as Chair and member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. Lydon served as a member of the standalone Nominating Committee from 2005 to November 2017 and as Chair (from November 2016 to November 2017) and member of the standalone Governance Committee from 2007 to November 2017. In addition to his experience as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and the Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995 and the Board of Trustees of Harvest Volatility Edge Trust since December 2017, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Board has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1997. In addition to his service as Trustee, Mr. McCarville has served as a member of the Audit Committee since 1997 and as a member of the Governance and Nominating Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Mr. McCarville served as Chair and member of the standalone Nominating Committee from 2004 to November 2017 and as Chair and member of the standalone Governance Committee from 2007 to November 2016. He also served as a member of the Compliance and Risk Oversight Committee from 2014 to January 2018. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment

12

leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Board has concluded that Sandra Sponem should serve as Trustee because of the experience she has gained working in various leadership positions in the accounting and finance profession for thirty six years and the financial services industry for sixteen years. In addition to her service as Trustee, Ms. Sponem has served as a member of the Audit Committee and Investment and Performance Committee since August 2016 and as a member of the Governance and Nominating Committee since November 2017. In addition, Ms. Sponem has served as Chair of the Investment and Performance Committee since November 2017. Prior to November 2017, when the Governance and Nominating Committees were consolidated into a single committee, Ms. Sponem served as a member of the standalone Nominating Committee from November 2016 to November 2017. Ms. Sponem gained significant knowledge of the institutional and retail brokerage, securities trading, investment research, investment banking and asset management industries during her tenure as the Chief Financial Officer of Piper Jaffray Companies, Inc. and its predecessor, U.S. Bancorp Piper Jaffray, Inc. Ms. Sponem also previously held several securities licenses and is a certified public accountant. Ms. Sponem’s extensive knowledge of accounting and finance and the financial services industry complements the other Trustees’ experience and qualifies her to serve as Trustee of the Funds.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares[1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee[1,2]
Interested Trustee
Amy J. Lee	None	None	None
Independent Trustees
Angela Brock-Kyle	None	None	None
Corey A. Colehour	None	None	Over $100,000
J. Kenneth Dalton	None	None	$50,001 - $100,000
John O. Demaret	None	None	None
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	Government Long Bond 1.2x Strategy Fund	$50,001 - $100,000	Over $100,000
	U.S. Government Money Market Fund	$10,001 - $50,000
Patrick T. McCarville	Government Long Bond 1.2x Strategy Fund	$10,001 - $50,000	Over $100,000
	NASDAQ-100® Fund	$1 - $10,000
	Nova Fund	$10,001 - $50,000
	S&P 500® Pure Growth Fund	$10,001 - $50,000
	S&P 500® Pure Value Fund	$10,001 - $50,000
	Technology Fund	$10,001 - $50,000
	U.S. Government Money Market Fund	$10,001 - $50,000
Sandra G. Sponem	None	None	None

[1]	With the exception of Ms. Lee, information for each Trustee is provided as of December 31, 2016. Information for Ms. Lee is provided as of March 1, 2018.

13

[2]	Includes shares held in the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2017:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex[1]
Interested Trustees
Donald C. Cacciapaglia[2]	$0	$0	$0	$0
Amy J. Lee[3]	N/A	N/A	N/A	N/A
Independent Trustees
Angela Brock-Kyle[4]	$37,500	$0	$0	$166,500
Corey A. Colehour	$57,700	$0	$0	$249,000
J. Kenneth Dalton	$62,400	$0	$0	$269,000
John O. Demaret	$66,900	$0	$0	$289,000
Werner E. Keller	$71,700	$0	$0	$309,000
Thomas F. Lydon, Jr.	$58,300	$0	$0	$251,500
Patrick T. McCarville	$62,400	$0	$0	$269,000
Sandra G. Sponem[4]	$37,500	$0	$0	$166,500

[1]	Represents total compensation for service as Trustee of the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

[2]	Mr. Cacciapaglia no longer serves as a Trustee of the Trust effective December 20, 2017.

[3]	Ms. Lee commenced serving as a Trustee of the Trust effective March 1, 2018.

[4]	Mses. Brock-Kyle and Ms. Sponem commenced serving as Trustees of the Trust effective August 18, 2016.

Code of Ethics
The Trust has adopted a Combined Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor and the Distributor, as well as certain other affiliated entities, also are covered by the Combined Code of Ethics adopted by the Trust. The Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees (“access persons”) of the Trust, Advisor and Distributor, as applicable. Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

Please retain this supplement for future reference.

RDX-SAI-SUP2-0318x0818

14